INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income (Loss) Before Income Taxes

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Cayman Islands	2,150	7,698	4,653	747
PRC, excluding Hong Kong	151,949	140,507	221,543	35,560
Hong Kong	982	2,037	522	84
Total income before income taxes	155,081	150,242	226,718	36,391

Schedule of Income Tax Benefit (Expense)

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
PRC income tax
Current tax expense	(48,292)	(61,680)	(87,375)	(14,025)
Deferred tax benefit	12,459	25,421	19,835	3,184
Total income tax expense	(35,833)	(36,259)	(67,540)	(10,841)

Schedule of Reconciliation of Income Taxes

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Computed expected income tax expense	(38,770)	(37,560)	(56,680)	(9,098)
Non-PRC entities not subject to income tax	783	2,434	1,294	208
PRC preferential tax rate	1,129	223	-	-
Tax holiday (Note i)	1,229	4,693	2,189	351
PRC interest withholding tax	(937)	(1,383)	(1,079)	(173)
Non-deductible expenses
Staff costs	(1,787)	(3,420)	(5,411)	(869)
Entertainment expense	(494)	(2,141)	(2,691)	(432)
Interest expense	(305)	(863)	(1,354)	(217)
True-up for prior year tax provision	-	-	(1,588)	(255)
Penalties	(173)	(331)	(638)	(102)
Other	(284)	(1,493)	(2,841)	(456)
Change in valuation allowance	3,776	6,613	1,259	202
PRC dividend withholding tax	-	(3,031)	-	-
Actual income tax expense	(35,833)	(36,259)	(67,540)	(10,841)

Note:

(i)	The effect of tax holiday for the years ended December 31, 2010, 2011 and 2012 increased basic and diluted earnings per ordinary share by RMB0.01, RMB0.03 and RMB0.01, respectively.

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets:
- Accrued lease payments	13,250	13,095	2,102
- Pre-operating expenses	419	-	-
- Tax losses carryforwards	34,999	44,183	7,092
- Deferred revenue	193	-	-
- Accrued membership reward program costs	582	606	97
- Share-based compensation	14,414	21,038	3,377
- Accrued expenses	15,253	16,795	2,696
- Allowance for doubtful accounts	1,425	1,425	229
- Unfavorable lease contract liability	1,953	1,784	286
- Property and equipment	4,632	6,711	1,077
Total gross deferred tax assets	87,120	105,637	16,956
Less: valuation allowance	(12,628)	(11,369)	(1,825)
Net deferred tax assets	74,492	94,268	15,131
Deferred tax liabilities:
- PRC dividend withholding tax	(3,031)	(3,031)	(487)
- Property and equipment	(1,627)	(1,797)	(288)
- Intangible assets	(7,584)	(6,533)	(1,049)
- Others	(877)	(1,699)	(272)
Total deferred tax liabilities	(13,119)	(13,060)	(2,096)

Net deferred tax assets	61,373	81,208	13,035
Classification on consolidated balance sheets:
Deferred tax assets
- Current	19,842	26,222	4,209
- Non-current	46,096	62,513	10,034
Deferred tax liabilities
- Non-current	(4,565)	(7,527)	(1,208)

Schedule of Reconciliation of Unrecognized Tax Benefits

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the year	-	-	6,644	1,066
Increase related to prior year tax position	-	3,474	626	101
Increase related to current year tax position		3,170	1,344	216
Decrease related to prior year tax position	-	-	(3,147)	(505)
Balance at the end of the year	-	6,644	5,467	878